The Company	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

1. THE COMPANY

Silicon Motion Technology Corporation (“SMTC”, collectively with its subsidiaries the “Company”) is the global leader in selling NAND flash controllers for solid state storage devices and the merchant leader in supplying SSD controllers. The Company has the broadest portfolio of controller technologies and its controllers are widely used in embedded storage products such as SSDs and eMMC and UFS devices, which are found in smartphones, PCs and commercial and industrial applications. It has shipped over six billion NAND controllers in the last ten years, more than any other company in the world. The Company also supplies customized high-performance hyperscale data center and industrial SSD solutions. The Company’s customers include most of the NAND flash vendors, storage device module makers and leading OEMs. For further information on Silicon Motion, visit us at www.siliconmotion.com.